Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Share Capital

NOTE 8. SHARE CAPITAL
(a)Authorized
The authorized share capital of the Company, which has no par value, is comprised of the following:
i.Unlimited Number of Subordinate Voting Shares
Holders of SVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SVS will be entitled to one vote in respect of each SVS held. As long as any SVS remain outstanding, the Company will not, without the consent of the holders of the SVS by separate special resolution, prejudice or interfere with any right attached to the SVS. Holders of SVS will be entitled to receive as and when declared by the directors of the Company, dividends in cash or property of the Company.
ii.Unlimited Number of Proportionate Voting Shares
Holders of PVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of PVS will be entitled to one vote in respect of each SVS into which such PVS could ultimately be converted (200 votes per PVS). As long as any PVS remain outstanding, the Company will not, without the consent of the holders of the PVS and MVS by separate special resolution, prejudice or interfere with any right or special right attached to the PVS. The holder of PVS have the right to receive dividends, out of any cash or other assets legally available therefore, pari passu as to dividends and any declaration or payment of any dividend on the SVS.
iii.500,000 Super Voting Shares
Holders of MVS shall be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company shall have the right to vote. At each such meeting, holders of MVS shall be entitled to 2,000 votes in respect of each MVS held.
iv.Unlimited Number of Special Subordinate Voting Shares
Holders of SSVS will be entitled to notice of and to attend any meeting of the shareholders of the Company, except a meeting of which only holders of another particular class or series of shares of the Company will have the right to vote. At each such meeting, holders of SSVS will be entitled to a 0.00001 vote in respect of each SSVS held. As long as any SSVS remain outstanding, the Company will not, without the consent of the holders of the SSVS by separate special resolution, prejudice or interfere with any right attached to the SSVS. Holders of SSVS will be entitled to receive dividends in cash or property of the Company, if and when declared by the Board of Directors (the “Board”).
v.Redeemable Units
As part of the Transaction, unit holders of Cresco Labs, LLC exchanged their units for a new class of Redeemable Units in Cresco Labs, LLC. Each Redeemable Unit is only exchangeable for the equivalent of one SVS in Cresco Labs Inc. (without any obligation to redeem in cash). These unit holders hold an interest only in Cresco Labs, LLC; they participate in the earnings of only Cresco Labs, LLC and not the earnings of the combined entity.

(b)Issued and Outstanding
As of December 31, 2022 and 2021, issued and outstanding shares and units consisted of the following:

(in thousands)	Redeemable Units	Subordinate Voting Shares (SVS)*	Proportionate Voting Shares (PVS)**	Super Voting Shares (MVS)	Special Subordinate Voting Shares (SSVS)***
Beginning balance, January 1, 2021	126,338	194,231	29,311	500	1
Options and warrants exercised	—	3,030	—	—	—
RSU issued	—	351	—	—	—
Issuance of shares related to acquisitions	—	35,425	—	—	—
Issuance of shares related to distribution agreements	—	(249)	—	—	—
Cresco LLC redemption	(16,897)	16,897	—	—	—
PVS converted to SVS	—	8,644	(8,644)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	173	—	—	—
Share issuances	—	11,469	—	—	—
Ending balance, December 31, 2021	109,441	269,971	20,667	500	1
Options and warrants exercised	—	1,279	—	—	—
RSUs issued	—	337	—	—	—
Issuance of shares related to acquisitions	—	5,339	—	—	—
Cresco LLC redemption	(3,335)	3,335	—	—	—
PVS converted to SVS	—	585	(585)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	—	148	—	—	—
Ending balance, December 31, 2022	106,106	280,994	20,082	500	1
*SVS includes shares pending issuance or cancellation
**PVS presented on an “as-converted” basis to SVS (1-to-200)
***SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

(i)    Share Issuances - Equity Distribution Agreement
In December 2019, the Company entered into an agreement with Canaccord Genuity Corp (“Canaccord”) to sell up to C$55.0 million SVS at an at-the-market price. In April 2021, the Company announced a new agreement with Canaccord to sell up to $100.0 million of SVS to replace the prior agreement which was set to expire in August 2021. No shares were issued for the years ending December 31, 2022 and 2021, respectively, under the new agreement which is set to expire in May 2023.
(ii)     Issuance of Shares - Private Placement
In January 2021, the Company closed an offering of 9.9 million SVS at a price of C$16.00 ($12.67) per share. The Company received cash proceeds of $120.7 million, net of $3.4 million in commission and other fees, with a corresponding increase to share capital of $124.1 million.
(iii)     Issuance of Shares - Arrangement
In February 2021, a binding settlement was reached with a former executive of the Company for payment of 1.3 million SVS to the counterparty relating to certain equity awards previously held by the counterparty in exchange for a number of covenants, including non-solicitation, non-hire, certain provisions surrounding voting rights and limitations on future sales of Company shares. See Note 15 for additional information about the arrangement.
(iv)     Issuance of Shares - Acquisitions
During the years ended December 31, 2022 and 2021, the Company issued shares in conjunction with certain acquisitions* as follows:

(in thousands)	Acquisition date	SVS shares issued	Replacement shares issued	Equity-based consideration
Year Ended December 31, 2022:
Cultivate - Contingent Consideration	September 02, 2021	5,340	—	$34,708
Year Ended December 31, 2021:
Verdant	February 16, 2021	127	—	$2,004
Bluma	April 14, 2021	15,061	814	193,310
Cultivate	September 02, 2021	4,818	—	46,643
Cure Penn	November 24, 2021	6,167	—	54,240
Laurel Harvest	December 09, 2021	8,354	—	65,844
*Verdant Creations, LLC (“Verdant”); Bluma Wellness, Inc. (“Bluma”); Cultivate Licensing, LLC (“Cultivate”); Bay, LLC (“Cure Penn”) and Laurel Harvest, LLC (“Laurel Harvest”)
(c)     Stock Purchase Warrants
Each whole warrant entitles the holder to purchase one SVS or PVS of the Company. A summary of the status of the warrants outstanding is as follows:

	Number of warrants* (in thousands)	Weighted average exercise price
Balance as of January 1, 2021	6,183	$7.80
Bluma replacement warrants	4,665	11.64
Exercised	(721)	6.15
Forfeited	(285)	11.64
Balance as of December 31, 2021	9,842	$9.63
Exercised	(12)	4.24
Forfeited	(9,830)	9.54
Balance as of December 31, 2022	—	$—
*PVS presented on an “as-converted” basis to SVS (1-to-200)
During the years ended December 31, 2022 and 2021, the Company recorded $0.1 million and $5.1 million of warrant exercises into share capital, respectively. As of December 31, 2022, all warrants that had not previously been exercised have expired.
As part of the Bluma acquisition in the second quarter of 2021, the Company issued 4.7 million Cresco warrants valued at $18.4 million in exchange for Bluma warrants that were issued and outstanding on the acquisition date. The issued warrants were equity-classified. In determining the fair value of the Bluma replacement warrants, key estimates such as the expected life of options, the volatility of the Company’s stock price and the risk-free interest rate are used. In the second quarter of 2021, 0.2 million Bluma replacement warrants were exercised for proceeds of $2.2 million, resulting in an increase to share capital of $2.9 million.

(d)     Distribution to Non-controlling Interest Holders
As of December 31, 2022 and December 31, 2021, the Company accrued for tax-related distributions to 2022 and 2021 unit holders of Cresco Labs, LLC and other minority interest holders of $4.9 million and $36.4 million respectively. These distributions will reduce non-controlling interest upon payment.
In accordance with the underlying operating agreements, the Company declared and paid required distribution amounts to 2022 and 2021 unit holders of Cresco Labs, LLC and other minority holders of $83.6 million during the year ended December 31, 2022. Similarly, the Company paid required tax distribution amounts to 2021 and 2020 unit holders of Cresco Labs, LLC and other minority interest holders of $73.6 million, during the year ended December 31, 2021.
(e)     Changes in Ownership and Non-controlling Interests
During the year ended December 31, 2022, redemptions of 3.3 million Redeemable Units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of 1.3% in non-controlling interest in Cresco Labs, LLC.
During the year ended December 31, 2021, redemptions of 16.9 million Redeemable Units occurred which were converted into an equivalent number of SVS. This redemption resulted in a decrease of 6.7% in non-controlling interest in Cresco Labs, LLC.
As of and for the year ended December 31, 2022, non-controlling interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC[1,3]	Eliminations	Total
Non-current assets	$4,813		$31,151		$22,700		$16,736		$5,376		$1,176,870	$—	$1,257,646
Current assets	69,844		142,723		232,194		70,693		92,594		88,545	(370,547)	326,046
Non-current liabilities	—		(10,889)		(3,850)		(12,515)		(2,728)		(685,161)	—	(715,143)
Current liabilities	(56,341)		(127,329)		(164,550)		(64,479)		(126,575)		(123,889)	382,297	(280,866)
Net assets	$18,316		$35,656		$86,494		$10,435		$(31,333)		$456,365	$11,750	$587,683
Net assets attributable to NCI	$4,190		$3,979		$7,468		$(32)		$(12,434)		$(42,527)	$—	$(39,356)
													—
Revenue	$35,302		$53,259		$88,645		$17,834		$6,484		$670,060	$(28,903)	$842,681
Gross profit	23,387		35,485		62,503		1,338		(13,652)		294,993	2,959	407,013
Net income (loss)	$19,290		$13,322		$43,500		$(4,933)		$(16,458)		$(270,564)	$—	$(215,843)
Net income (loss) allocated to NCI	$4,822		$1,652		$10,875		$(49)		$(3,292)		$(17,804)	$—	$(3,796)
NCI percentage at December 31, 2022	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.0%	[1]	20.0%	[1]	42.0%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 42.0% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments

As of and for the year ended December 31, 2021, Non-controlling interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs LLC[1,3]	Eliminations	Total
Non-current assets	$5,208		$33,698		$22,934		$16,093		$23,422		$1,257,353	$—	$1,358,708
Current assets	54,506		95,522		154,929		64,897		97,276		250,029	(295,404)	421,755
Non-current liabilities	—		(11,213)		(3,443)		(12,286)		(14,071)		(653,320)	—	(694,333)
Current liabilities	(49,726)		(92,049)		(124,597)		(73,441)		(147,993)		(107,143)	306,555	(288,394)
Net assets	$9,988		$25,958		$49,823		$(4,737)		$(41,366)		$746,919	$11,151	$797,736
Net assets attributable to NCI	$2,850		$3,910		$6,123		$18		$(9,143)		$38,424	$—	$42,182

Revenue	$21,549		$48,435		$84,932		$22,661		$21,011		$663,602	$(40,508)	$821,682
Gross profit	13,592		32,020		47,922		10,650		(6,250)		320,419	(12,006)	406,347
Net income (loss)	$12,387		$12,043		$30,666		$(4,627)		$(19,247)		$(328,056)	$—	$(296,834)
Net income (loss) allocated to NCI	$3,097		$1,493		$7,666		$(46)		$(3,849)		$14,402	$—	$22,763
NCI percentage at December 31, 2021	25.0%	[1]	12.4%	[2]	25.0%	[2]	1.0%	[1]	20.0%	[1]	43.3%
[1] The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 43.3% NCI related to NCI for Cresco Labs Inc.
[2] The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
[3] Includes the effect of LLC unit redemptions and other adjustments